UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for Calendar Year or Quarter ended: September 30, 2003

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:           North Point Portfolio Managers Corporation
Address:        5910 Landerbrook Drive
                Suite 160
                Mayfield Heights, OH  44124

13F file number:   28-06059

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it,that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:
Name:   Diane M. Stack
Title:  Vice President/Treasurer
Phone:  440-720-1105
Signature, Place and Date of Signing:

   Diane M. Stack Mayfield Heights Ohio  September 29 2003

Report Type (Check only one.);
[x]        13F HOLDING REPORT.
[ ]        13F NOTICE.
[ ]        13F COMBINATION REPORT.



FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:    44

Form 13F Information Table Value Total:    $127,691


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABORATORIES            COM              002824100     3597 84530.00 SH       SOLE                 84530.00
ALCOA INC                      COM              013817101     2422 92583.00 SH       SOLE                 92583.00
AMERICAN INTL GROUP            COM              026874107     3843 66606.00 SH       SOLE                 66606.00
APPLIED MATERIALS INC.         COM              038222105     2892 159490.00SH       SOLE                159490.00
BB&T CORP.                     COM              054937107     3959 110250.00SH       SOLE                110250.00
BJ'S WHOLESALE CLUB INC.       COM              05548J106     2704 139580.00SH       SOLE                139580.00
CHEESECAKE FACTORY             COM              163072101     3028 83410.00 SH       SOLE                 83410.00
CINTAS CORP.                   COM              172908105     3195 86320.00 SH       SOLE                 86320.00
CISCO SYSTEMS                  COM              17275R102     3631 185365.00SH       SOLE                185365.00
DANAHER CORP                   COM              235851102     3527 47755.00 SH       SOLE                 47755.00
DOVER CORP.                    COM              260003108     3452 97595.00 SH       SOLE                 97595.00
EGL INC.                       COM              268484102     3943 216740.00SH       SOLE                216740.00
EMERSON ELECTRIC               COM              291011104     2800 53175.00 SH       SOLE                 53175.00
EXPEDITORS INTL                COM              302130109     4082 118670.00SH       SOLE                118670.00
EXXON-MOBIL                    COM              30231G102     3916 107007.00SH       SOLE                107007.00
GENERAL ELECTRIC               COM              369604103      394 13220.00 SH       SOLE                 13220.00
GOLDMAN SACHS GROUP INC        COM              38141G104     3107 37034.00 SH       SOLE                 37034.00
HARLEY-DAVIDSON, INC.          COM              412822108     2875 59650.00 SH       SOLE                 59650.00
HARMONIC INC.                  COM              413160102     1576 251720.00SH       SOLE                251720.00
HENRY (JACK) & ASSOC., INC.    COM              426281101     3803 218700.00SH       SOLE                218700.00
HEWLETT-PACKARD                COM              428236103     2597 134134.39SH       SOLE                134134.39
ILLINOIS TOOL WORKS            COM              452308109     3796 57294.00 SH       SOLE                 57294.00
INTEL                          COM              458140100     3984 144760.00SH       SOLE                144760.00
KEYCORP                        COM              493267108      379 14811.00 SH       SOLE                 14811.00
MERCK                          COM              589331107      283  5596.04 SH       SOLE                  5596.04
MICROSOFT                      COM              594918104     3938 141669.00SH       SOLE                141669.00
MOTOROLA                       COM              620076109     2254 188578.75SH       SOLE                188578.75
NORTEL NETWORKS CORP           COM              656568102     1536 374755.00SH       SOLE                374755.00
OMNICOM GROUP                  COM              681919106     3039 42300.00 SH       SOLE                 42300.00
PEPSICO                        COM              713448108     4018 87676.00 SH       SOLE                 87676.00
PFIZER                         COM              717081103     3680 121136.00SH       SOLE                121136.00
PROCTER & GAMBLE               COM              742718109     3722 40103.00 SH       SOLE                 40103.00
ROYAL DUTCH PETROLEUM          COM              780257804     2958 66917.00 SH       SOLE                 66917.00
SBC COMMUNICATIONS             COM              78387G103     1754 78843.00 SH       SOLE                 78843.00
SCHERING-PLOUGH                COM              806605101     2063 135360.00SH       SOLE                135360.00
SCHWAB (CHARLES) CORP          COM              808513105     2796 234770.00SH       SOLE                234770.00
SOVEREIGN BANCORP              COM              845905108     4290 231275.00SH       SOLE                231275.00
SUNGARD DATA SYSTEMS           COM              867363103     3607 137100.00SH       SOLE                137100.00
TELETECH HOLDINGS INC          COM              879939106     2232 356045.00SH       SOLE                356045.00
TELLABS, INC.                  COM              879664100     1659 243520.00SH       SOLE                243520.00
TIDEWATER INC.                 COM              886423102     2467 87187.00 SH       SOLE                 87187.00
WALGREEN                       COM              931422109      239  7811.00 SH       SOLE                  7811.00
WATSON PHARMACEUTICALS         COM              942683103     4127 99001.00 SH       SOLE                 99001.00
WELLS FARGO COMPANY            COM              949746101     3525 68440.00 SH       SOLE                 68440.00